Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net revenues
Domestic	$ 246,295,654	$ 218,906,525	$ 481,825,986	$ 461,240,951
Export	162,549,297	193,673,015	332,238,322	369,251,985
Services income	683,115	1,577,316	1,362,137	2,102,903
Total revenues	409,528,066	414,156,856	815,426,445	832,595,839
(Impairment) of wells, pipelines, properties, plant and equipment, net	(9,903,148)	(25,947,103)	(17,548,991)	(66,084,491)
Cost of sales	363,565,950	328,562,776	685,751,323	632,545,139
Gross income	36,058,968	59,646,977	112,126,131	133,966,209
Other revenues (expenses):
Distribution, transportation and sale expenses	5,236,938	2,911,297	7,732,620	7,489,355
Administrative expenses	43,751,747	39,249,329	84,476,456	79,484,465
Other revenues	4,331,494	5,973,794	8,581,117	12,170,448
Other expenses	2,753,666	1,943,755	3,452,548	2,670,348
Operating income	(11,351,889)	21,516,390	25,045,624	56,492,489
Financing income	3,655,162	2,209,379	10,194,451	8,224,531
Financing cost	37,014,725	36,605,455	71,100,482	74,780,817
Derivative financial instruments income (cost), net	(10,064,456)	2,489,947	(15,783,317)	2,788,339
Foreign exchange (loss) income — net	(159,683,239)	105,359,430	(126,295,142)	230,676,132
Sum of financing cost, net, derivative financial instruments (cost) income, net and foreign exchange (loss) income, net	(203,107,258)	73,453,301	(202,984,490)	166,908,185
Profit sharing in associates	234,319	42,013	265,216	151,969
Income before duties, taxes and other	(214,224,828)	95,011,704	(177,673,650)	223,552,643
Profit sharing duty, net	45,972,245	65,282,847	77,121,107	137,202,500
Income tax expense	13,132,490	4,305,478	13,852,600	4,190,988
Total duties, taxes and other	59,104,735	69,588,325	90,973,707	141,393,488
Net (loss) income	(273,329,563)	25,423,379	(268,647,357)	82,159,155
Currency translation effect	45,735,321	(23,999,531)	39,746,121	(52,255,383)
Actuarial gains - employee benefits, net of taxes	131,130,561	0	131,130,599	0
Total other comprehensive results	176,865,882	(23,999,531)	170,876,720	(52,255,383)
Net (loss) income attributable to:
Controlling interest	(273,315,188)	25,439,156	(268,619,086)	82,191,023
Non-controlling interest	(14,375)	(15,777)	(28,271)	(31,868)
Net (loss) income	(273,329,563)	25,423,379	(268,647,357)	82,159,155
Other comprehensive results attributable to:
Controlling interest	176,860,369	(23,996,992)	170,871,489	(52,249,726)
Non-controlling interest	5,513	(2,539)	5,231	(5,657)
Total other comprehensive results	176,865,882	(23,999,531)	170,876,720	(52,255,383)
Comprehensive results attributable to:
Controlling interest	(96,454,819)	1,442,164	(97,747,597)	29,941,297
Non-controlling interest	(8,862)	(18,316)	(23,040)	(37,525)
Total comprehensive (loss) income	$ (96,463,681)	$ 1,423,848	$ (97,770,637)	$ 29,903,772